Acquisition of Hudson (Tables)	12 Months Ended
Nov. 30, 2014
Acquisition of Hudson
Schedule of total consideration allocated to the assets based on their estimated fair values as of the date of the completion of the acquisition

Under the purchase method of accounting, the total consideration as shown in the table below (in thousands) is allocated to the assets based on their estimated fair values as of the date of the completion of the acquisition.

Assets and liabilities assumed:
Cash and cash equivalents	$198
Accounts receivable	1,263
Due from factor	13,806
Inventories	22,230
Prepaid expenses and other assets	2,183
Property and equipment	726
Other assets	239
Accounts payable and accrued expenses	(9,566)
Other current liabilities	(3,132)
Due to factor	(7,411)
Deferred income taxes, net	(17,913)
Intangible assets acquired:
Trade names	44,400
Customer relationships	2,700
Design	12,400

Net assets acquired	62,123
Goodwill created by the acquisition	31,979

Total consideration transferred	$94,102

Total Purchase Price
Cash	$65,416
Promissory notes	1,235
Convertible notes (Face value $32,445 less discount)	27,451

Total Purchase Price	$94,102

Schedule of unaudited pro forma results

The following table presents our unaudited pro forma results from continuing operations (in thousands)

	November 30, 2013	November 30, 2012
Net sales	$93,261	$83,007

Net (loss) income and comprehensive (loss) income	$(23,145)	$(12,040)